Shareholders equity	12 Months Ended
Sep. 30, 2023
Shareholders equity
Shareholders' equity

Note 21 – Shareholders’ equity

Ordinary shares

CN Energy is a holding company established under the laws of the British Virgin Islands on November 23, 2018. The original authorized and issued number of ordinary shares was 50,000 shares with a par value of $1.00 per share. In August 2019, the Company amended its Memorandum of Association to increase its authorized shares from 50,000 shares with a par value of $1.00 per share to an unlimited number of ordinary shares with no par value, and subdivide the already issued 50,000 shares to 139,627 shares with no par value. On April 15, 2020, the shareholders and board of directors of the Company approved (i) a forward split of the issued and outstanding ordinary shares of the Company at an approximate or rounded ratio of 71.62‑for‑1 share (the “Forward Split”), and (ii) the creation of a new class of convertible preferred shares of no par value. On April 16, 2020, the Company filed its second amended and restated memorandum and articles of association with the Registrar of Corporate Affairs of the British Virgin Islands to effect such corporate actions, which filing became effective on April 20, 2020. The Company believes it is appropriate to reflect the Forward Split on a retroactive basis pursuant to ASC 260. All shares and per share data for all the periods presented have been retroactively restated. As a result of all events mentioned above, the Company had an unlimited number of no par value ordinary shares authorized, of which 10,000,000 were issued and outstanding after the Forward Split.

Share re-designation

In July 2022, the shareholders of the Company adopted a resolution to authorize the re-designation of the Company’s shares

(a)

from (i) an unlimited number of ordinary shares of no par value and an unlimited number of convertible preferred shares of no par value to (ii) an unlimited number of Class A ordinary shares of no par value and an unlimited number of Class B ordinary shares of no par value; and

(b)

the issued shares in the Company were re-designated and re-classified into Class A or Class B ordinary shares of no par value on a one for one basis, each with the rights and privileges as set forth in the Third Amended and Restated Memorandum and Articles of Association of the Company.

Each holder of Class A ordinary shares is entitled to one vote per one Class A ordinary share and each holder of Class B ordinary shares is entitled to 50 votes per one Class B ordinary share. The Class A ordinary shares are not convertible into shares of any other class. The Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis.

The Company believes the re-designation should be accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, there were 68,574,781 and 20,062,658 Class A ordinary shares issued and outstanding and 3,020,969 and 3,020,969 Class B ordinary shares issued and outstanding as of September 30, 2023 and 2022, respectively.

Share consolidation or reverse share split

On January 18, 2024, the Company consolidated its issued and outstanding ordinary shares from 70,449,781 Class A ordinary shares of no par value and 3,020,969 Class B ordinary shares of no par value to 2,348,326 Class A ordinary shares of no par value and 100,698 Class B ordinary shares of no par value, on a 30:1 basis. The Company believes the share consolidation should be accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

Private placements

On September 27, 2022, CN Energy entered into a series of subscription agreements (collectively, the “2022 Subscription Agreements”) with 15 purchasers, each an unrelated third party to the Company (collectively, the “2022 Purchasers”). Pursuant to the 2022 Subscription Agreements, the 2022 Purchasers agreed to subscribe for and purchase, and CN Energy agreed to issue and sell to the 2022 Purchasers, an aggregate of 10,514,018 Class A ordinary shares of CN Energy, no par value (the “Shares”), at a purchase price of $1.712 per share, and for an aggregate purchase price of $18,000,000 (the “Offering”). The Shares were offered under CN Energy’s registration statement on Form F-3 (File No. 333-264579), initially filed with the U.S. Securities and Exchange Commission on April 29, 2022 and declared effective on June 13, 2022 (the “Registration Statement”). A prospectus supplement to the Registration Statement in connection with this Offering was filed with the U.S. Securities and Exchange Commission on October 3, 2022. The Subscription Agreements, the transactions contemplated thereby, and the issuance of the Shares were approved by CN Energy’s board of directors. On October 13, 2022, CN Energy completed the $18 million private placement by issuing 10,514,018 Class A ordinary shares to 2022 Purchasers.

Issuance of ordinary shares for acquisition

On November 11, 2022, CN Energy completed an acquisition of MZ HK, a Hong Kong company that wholly owns MZ Pintai, which is a Chinese company that wholly owns Yunnan Yuemu, pursuant to the Equity Transfer Agreement dated September 30, 2022 with the Seller. The Seller is independent from all directors and officers of CN Energy, and the Company itself. Pursuant to the Equity Transfer Agreement, the Seller first transferred 100% of its equity interests in Yunnan Honghao, a wholly owned subsidiary of the Seller, to Yunnan Yuemu, and the Seller then sold and transferred, and CN Energy purchased and acquired, 100% of its equity interests in MZ HK for a consideration of $17,706,575.88 and the issuance of 8,819,520 Class A ordinary shares of CN Energy having a value of $18,373,771, delivered to the Seller and its designees.

Through the acquisition of 100% shares of MZ HK, CN Energy indirectly acquired 100% of the equity interests in Yunnan Honghao.

Public offering, warrants, and pre-funded warrants

On January 30, 2023, CN Energy entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (the “Underwriter”), pursuant to which CN Energy agreed to sell to the Underwriter in a firm commitment public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance. The Company received approximately $7.8 million in net proceeds from the Offering, after deducting underwriting discounts and other related offering expenses. In connection with the Offering, 10,396,974 Class A ordinary shares were issued, 4,672,700 Pre-funded Warrants were exercised upon issuance which resulted in a total issuance of 15,069,674 Class A ordinary shares and 3,112,046 Pre-funded Warrants were exercised for 3,112,046 Class A ordinary shares in September 2023. As of September 30, 2023, 18,183,274 warrants and 1,554 Pre-funded Warrants were outstanding.

The Pre-funded Warrants are exercisable immediately (subject to the beneficial ownership cap) and may be exercised at any time in perpetuity until all of the Pre-funded Warrants are exercised in full. The warrants are exercisable immediately and expire five years, i.e. January 29, 2028, after their issuance date on January 30, 2023.

Services agreement with AA Cornerstone Inc

On March 7, 2023, the board of directors of CN Energy approved the entry of a services agreement (the “Agreement”) with AA Cornerstone Inc (the “Consultant”), pursuant to which the Consultant agreed to provide to the Company certain consulting services in the areas of strategic advisory, sponsored editorial content, and digital marketing, from March 1, 2023 to May 30, 2023 (the “Services”). As consideration for such Services, on March 13, 2023, CN Energy issued 2,000,000 restricted Class A ordinary shares, no par value, of CN Energy to the Consultant. The Agreement contained customary confidentiality, non-solicitation, indemnification, and arbitration provisions.

Issuance of shares for repayment of convertible note

On December 30, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued to the Investor an unsecured convertible note, on December 30, 2022, in the original principal amount of $3,230,000 (the “Note”, and together with the Purchase Agreement, the “Agreement”), convertible into Class A ordinary shares, no par value, of the Company (“Class A Ordinary Shares”). The Note bears an interest rate of 7% per annum. All outstanding principal and accrued interest on the Note will become due and payable 12 months after the purchase price of the Note is delivered by the Investor to the Company (the “Purchase Price Date,” and 12 months after the Purchase Price Date, the “Maturity Date”), unless earlier prepaid or converted.

Under the Agreement, the Investor has the right to redeem the Note 60 days after the purchase price of the Note was delivered by the Investor to the Company, and redemptions may be satisfied in cash or Class A Ordinary Shares, at the Company’s election. However, the Company will be required to pay the redemption amount in cash, if there is an Equity Conditions Failure (as defined in the Note). If the Company elects to satisfy a redemption in Class A Ordinary Shares, such Class A Ordinary Shares shall be issued at a redemption conversion price of the lower of(i) $2.00 per share, subject to adjustment as provided in the Note, and (ii) 80% of the Nasdaq Minimum Price (as defined in the Note).

The Note does not contain a floor price for the possible future redemption conversions into Class A Ordinary Shares, and a future conversion pursuant to the Agreement could potentially result in a substantial dilutive effect on the existing shareholders of the Company. Pursuant to the relevant Nasdaq Listing Rule guidance, the Nasdaq Staff has stated its position that, in determining whether the issuance of a future priced security raises public interest concerns, Nasdaq Staff will consider, among other things, whether a future priced security includes features to limit the potential dilutive effect of its conversion or exercise, including floors on the conversion or exercise price. To limit the potential dilutive effect of a redemption conversion on the existing shareholders of the Company, the board of directors of the Company approved on February 15, 2023 that the Company shall repay the Note in cash in the event any redemption conversions would result in the aggregate effective conversion price falling below $0.12. For the fiscal year ended September 30, 2023, 8,996,865 Class A Ordinary Shares were issued for the redemption of $1.25 million convertible note.

Statutory reserves and restricted net assets

The Company’s ability to pay dividends primarily depends on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

The Company’s PRC subsidiaries are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund certain reserve funds until the total amount set aside reaches 50% of their respective registered capital. The Company’s PRC subsidiaries may also allocate a portion of its after-tax profits based on PRC accounting standards to employee welfare and bonus funds at their discretion. These reserves together with paid in capital of the Company’s PRC subsidiaries are not distributable as cash dividends. As of September 30, 2023 and 2022, the balance of the required statutory reserves was $0.5 million and $0.5 million, respectively.